Earnings per share - Dilutive effect of share units (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Number of equity instruments other than options, expected to vest within one year (in shares)	271,216,000	226,190,000
Number of equity instruments other than options, expected to vest within two years (in shares)	134,342,000	257,511,000
Number of equity instruments other than options, expected to vest within three years (in shares)	102,525,000	114,500,000
Number of equity instruments other than options, expected to vest within four years (in shares)	956,000	1,176,000
Number of equity instruments other than options, expected to vest over four years (in shares)	118,000	308,000
Number of equity instruments other than options, expected to vest (in shares)	509,157,000	599,685,000
Dilutive effect (in shares)	269,796,000	284,908,000